SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reconciliation of Net Loss per Common Share

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

Three Months Ended
March 31,
2021
Common stock subject to possible redemption

Numerator: Earnings allocable to common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$223
Unrealized loss on marketable securities held in Trust Account	3,141
Income and franchise taxes	(3,364)
Net earnings	$—

Denominator: Weighted Average common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	5,090,614
Basic and diluted net income per share, common stock subject to possible redemption	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(147,635)
Less: Net income allocable to common stock subject to possible redemption	—
Non-Redeemable Net Loss	$(147,635)

Denominator: Weighted Average Non-redeemable Common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Common stock	2,310,301
Basic and diluted net loss per share, Non-redeemable Common stock	$(0.06)